PRKCM 2021-AFC2 Trust ABS-15G

Exhibit 99.17

Exception Detail

Run Date - 11/11/2021 3:56:24 PM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
1262716	XXXXXXXXXX	XXXXXXXXXX	6091538	336	XXXXXXXXXX	Credit	UW Income/Employment		UW Income/Employment - UW - Income Other		Credit waived on the approval, no exception letter in file.	Credit report is not required per lender guideline for a foreign national borrower.			09/07/2021			A	1	XXXXXXXXXX	FL	I	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
1262722	XXXXXXXXXX	XXXXXXXXXX	6068988	110	XXXXXXXXXX	Compliance	Deed of Trust/Mortgage		Deed of Trust/Mortgage - legal description is missing.		Legal description attachment is missing.	Information Provided		Reviewer 09/14/2021 02:37 PM; Please provide DOT with legal attached.	09/21/2021			A	1	XXXXXXXXXX	CA	I	1	A	A	A	A	N/A	N/A	A	A		Exempt	1
1262726	XXXXXXXXXX	XXXXXXXXXX	6068588	868	XXXXXXXXXX	Credit	Hazard Insurance		Hazard Insurance - Other:		Hazard policy needs to have a policy number.	Information Provided			09/16/2021			A	1	XXXXXXXXXX	FL	I	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
1262729	XXXXXXXXXX	XXXXXXXXXX	6082453	72	XXXXXXXXXX	Compliance	Closing Package	Closing Package -	File must contain a borrower signed Business Purpose Affidavit.	Reviewer 09/13/2021 08:07 AM; The Business Purpose cert provided shows an address of XXXXXXX XXXXXX XXX. Note address is XXX XXXXXX XXX. Please provide the Business Purpose cert for XXX XXXXXX XXX.

 Client 09/22/2021 10:43 AM; The legal address of the property is XXX XXXXXX XXX because it was originally a SFR.  As noted in the building permits attached, the mailing addresses for all the unites are XXX, XXX, XXX, and XXX XXXXXX XXX when the additional units were added to the property and was the address identified by the applicant on their original 1003.  We believe the Business Purpose Certification is correctly completed and as Lender, we would want confirmation that all 4 unit addresses ar

 Reviewer 09/22/2021 12:50 PM; Hello,&#x0D;
 Condition has been cleared. Thank you!

 Reviewer 09/23/2021 09:26 AM; cleared 9/22

															09/22/2021			A	1	XXXXXXXXXX	CA	I	13	A	A	A	A	N/A	N/A	A	A		Exempt	1
1262731	XXXXXXXXXX	XXXXXXXXXX	6079671	330	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Missing Closing Disclosure for the purchase of XXX XXXXXXXXX XXXX	Note and Final CD received.			09/13/2021			A	1	XXXXXXXXXX	GA	I	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
1262734	XXXXXXXXXX	XXXXXXXXXX	6084146	346	XXXXXXXXXX	Credit	UW Other		UW Other - UW - Complete Purchase Agreement		Provide purchase contract with all addendums.	Documentation has been provided.			09/06/2021			A	1	XXXXXXXXXX	FL	I	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
1262737	XXXXXXXXXX	XXXXXXXXXX	6084179	330	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Provide credit report.	Borrower is a foreign national per loan guidelines credit report not required.			09/03/2021			A	1	XXXXXXXXXX	FL	I	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
1262744	XXXXXXXXXX	XXXXXXXXXX	6089160	396	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Manual Credit Report Incomplete/Missing		Credit report either unavailable or not provided.	Credit report is not required per lender guideline for a foreign national borrower.			09/07/2021			A	1	XXXXXXXXXX	FL	I	1	D	A	D	A	N/A	N/A	A	A		Exempt	1
1262745	XXXXXXXXXX	XXXXXXXXXX	6071565	72	XXXXXXXXXX	Compliance	Closing Package		Closing Package -		File must contain a borrower signed Business Purpose Affidavit.	Information Provided			09/14/2021			A	1	XXXXXXXXXX	LA	I	1	A	A	A	A	N/A	N/A	A	A		Exempt	1
1266047	XXXXXXXXXX	XXXXXXXXXX	6088753	959	XXXXXXXXXX	Credit	Closing Package		Closing Package - IEADS Initial Escrow Account Disclosure Missing or Incorrect		Incorrect amount in disclosure vs. calculated	Information Provided			09/21/2021			A	1	XXXXXXXXXX	NJ	I	1	B	A	B	A	N/A	N/A	A	A		Exempt	1
1266052	XXXXXXXXXX	XXXXXXXXXX	6085967	72	XXXXXXXXXX	Compliance	Closing Package		Closing Package -		Occupancy is Investment AND loan is a Business Purpose Product then file must contain a borrower signed Business Purpose Affidavit.	Information Provided			09/13/2021			A	1	XXXXXXXXXX	FL	I	1	A	A	A	A	N/A	N/A	A	A		Exempt	1
1266057	XXXXXXXXXX	XXXXXXXXXX	6089758	865	XXXXXXXXXX	Compliance	Final 1003		Final 1003 - Other:		Please provide completed final 1003 to include contact phone number. Required for data entry.			Reviewer 09/17/2021 09:33 AM; Please provide corrected signed final application . Client 09/22/2021 04:50 PM; No Signed Final Application needed. Only revised 1003 page is acceptable. Never received this condition before Reviewer 09/23/2021 09:30 AM; compliance to review Reviewer 09/23/2021 12:48 PM; Hello, &#x0D; Condition has been cleared. Thank you!	09/23/2021			A	1	XXXXXXXXXX	FL	I	1	A	A	A	A	N/A	N/A	A	A		Exempt	1
1266058	XXXXXXXXXX	XXXXXXXXXX	6104334	330	XXXXXXXXXX	Credit	UW Credit	UW Credit - UW - Credit Other	Declaration Section of the Loan Application inaccurately indicates the borrower has not held ownership in a residence in the prior 3 years, however verification of mortgage in file shows the borrower owns their primary residence.	document provided	Reviewer 09/16/2021 03:56 PM; Borrower(s) to initial correction to declarations on 1003.

 Client 09/22/2021 04:48 PM; We do not need borrower’s initial. Never received this condition before.

 Reviewer 09/23/2021 09:28 AM; There was a chnge in the documentation without acknowledgement of the borrower. Have change initialed ore signed new application with correct infomation.

 Client 09/24/2021 09:48 PM; “Section 5 Declarations 5A A question answering as No, and following question just need to be answer it if first question answer it as Yes. Do you still need this to be correct?”

 Reviewer 09/27/2021 09:53 AM; compliance to review

 Client 10/07/2021 09:23 PM; XXXX - has compliance review this yet? Thanks

 Reviewer 10/08/2021 08:22 AM; cleared 10/8

															10/08/2021			A	1	XXXXXXXXXX	FL	I	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
1270314	XXXXXXXXXX	XXXXXXXXXX	6106366	72	XXXXXXXXXX	Compliance	Closing Package		Closing Package -		File must contain a borrower signed Business Purpose Affidavit.	Information Provided			09/16/2021			A	1	XXXXXXXXXX	FL	I	1	A	A	A	A	N/A	N/A	A	A		Exempt	1
1270321	XXXXXXXXXX	XXXXXXXXXX	6115218	187	XXXXXXXXXX	Credit	Flood Certificate		Flood Certificate - is missing.		Please provide missing Flood Certificate for loan.	Information Provided			09/21/2021			A	1	XXXXXXXXXX	TX	I	1	D	A	C	A	N/A	N/A	D	A		Exempt	1
1270321	XXXXXXXXXX	XXXXXXXXXX	6118296	262	XXXXXXXXXX	Valuation	UW Collateral		UW Collateral - UW - Appraisal Report Missing		An Appraisal is missing. Per the CDA, the Appraisal used was effective 8/16/2021 & dated 8/19/2021 by XXXXX XXXXX for XXXX,XXX. The Appraisal in file is dated effective 8/19/2021 and signed 8/31/2021 by XXXXX XXXXX for XXXX,XXX. The Loan Approval and 1008 state that the appraised value used was the one for XXXX,XXX. Please provide the appraisal effective 8/16/2021 & dated 8/19/2021 by XXXXX XXXXX for XXXX,XXX.	received			10/04/2021			A	1	XXXXXXXXXX	TX	I	1	D	A	C	A	N/A	N/A	D	A		Exempt	1
1270321	XXXXXXXXXX	XXXXXXXXXX	6118503	260	XXXXXXXXXX	Valuation	UW Collateral		UW Collateral - UW - Appraisal Report Incomplete		The UCDP reports for Fannie & Freddie are for 1 appraisal (XXXXX XXXXX effective 8/19/2021). Documentation in file shows a 2nd appraisal was used (XXXXX XXXXX effective 8/16/2021). Please provide the UCDP/SSR submissions that include the additional appraisal.	Documentation has been provided.			10/11/2021			A	1	XXXXXXXXXX	TX	I	1	D	A	C	A	N/A	N/A	D	A		Exempt	1
1270323	XXXXXXXXXX	XXXXXXXXXX	6115629	270	XXXXXXXXXX	Valuation	UW Collateral		UW Collateral - UW - Satisfactory 2nd Appraisal Report		Contract is a FSBO and a 2nd appraisal is required per guidelines.	documentation provided and accepted		Reviewer 10/11/2021 07:13 PM; Same appraisal report provided, need a 2nd appraisal report per guidelines.	10/14/2021			A	1	XXXXXXXXXX	TX	I	1	C	A	C	A	N/A	N/A	C	A		Exempt	1
1270323	XXXXXXXXXX	XXXXXXXXXX	6115730	265	XXXXXXXXXX	Credit	UW Collateral		UW Collateral - UW - FNMA 1007 / FNMA 216		File missing 1007/216 as this is a DSCR loan and no lease is provided.	received			10/04/2021			A	1	XXXXXXXXXX	TX	I	1	C	A	C	A	N/A	N/A	C	A		Exempt	1
1270331	XXXXXXXXXX	XXXXXXXXXX	6105388	110	XXXXXXXXXX	Compliance	Deed of Trust/Mortgage		Deed of Trust/Mortgage - legal description is missing.			Information Provided				09/22/2021		B	2	XXXXXXXXXX	TX	I	1	A	A	A	A	N/A	N/A	A	A		Exempt	1
1270333	XXXXXXXXXX	XXXXXXXXXX	6118117	459	XXXXXXXXXX	Compliance	Note		Note - is missing - No Image of Note found in file			Information Provided		Reviewer 09/16/2021 02:37 PM; Clarification: There is a Note but it is not for the subject transaction. Missing Note for XXXXX XXXXXXXX XXXXXXXX XXXXXXXX, XX. Please provide Note with correct address and Borrower for this transaction.	10/05/2021			A	1	XXXXXXXXXX	FL	I	1	D	A	D	A	N/A	N/A	A	A		Exempt	1
1270333	XXXXXXXXXX	XXXXXXXXXX	6119325	344	XXXXXXXXXX	Credit	UW Other		UW Other - UW - Missing Terms of First		Missing Note reflecting 7/1 ARM, 3.75% interest, and loan amount of XXXX,XXX.XX per loan approval. The contained a Note for a different property	received			10/04/2021			A	1	XXXXXXXXXX	FL	I	1	D	A	D	A	N/A	N/A	A	A		Exempt	1
1270333	XXXXXXXXXX	XXXXXXXXXX	6138186	108	XXXXXXXXXX	Compliance	Deed of Trust/Mortgage		Deed of Trust/Mortgage - is missing.		There is a Mortgage but it is not for the subject transaction. Missing fully executed Mortgage and all Riders for XXXXX XXXXXXXX XXXXXXXX XXXXXXXX, XX. Please provide DOT/Mortgage with correct address and Borrower for this transaction.	Information Provided		Reviewer 10/05/2021 08:12 AM; No documentation provided	10/11/2021			A	1	XXXXXXXXXX	FL	I	1	D	A	D	A	N/A	N/A	A	A		Exempt	1
1270333	XXXXXXXXXX	XXXXXXXXXX	6138196	959	XXXXXXXXXX	Credit	Closing Package		Closing Package - IEADS Initial Escrow Account Disclosure Missing or Incorrect		Missing IEADS for this transaction	Information Provided			10/05/2021			A	1	XXXXXXXXXX	FL	I	1	D	A	D	A	N/A	N/A	A	A		Exempt	1
1270333	XXXXXXXXXX	XXXXXXXXXX	6138251	973	XXXXXXXXXX	Compliance	Compliance		Compliance - CD- Other		Missing Final, signed CD or Final, signed Settlement Statement	Information Provided			10/05/2021			A	1	XXXXXXXXXX	FL	I	1	D	A	D	A	N/A	N/A	A	A		Exempt	1
1276902	XXXXXXXXXX	XXXXXXXXXX	6148502	330	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Credit report not within file submission.	Waived by client - Borr Foreign National			09/22/2021			A	1	XXXXXXXXXX	VA	I	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
1276903	XXXXXXXXXX	XXXXXXXXXX	6222569	184	XXXXXXXXXX	Credit	Flood Certificate	Flood Certificate - Property address incorrect or missing	Property address on Flood cert does not match property address on Note	Documents in file are acceptable.	Client 10/15/2021 01:21 PM; &#x0D;
The subject property is located within the master development known as XXX XXXXXXXXXX XXXXXXXX XX XXXXXXXXXXX has a XXXXXXXXXX&#x0D;
address in zip code XXXXX, and is located in XXXXXXXX XXXXXX. The subject neighborhood known as XXXXXXXX XXXX XXXXX is&#x0D;
still under construction. Its mailing address is XXXXXXXXXX, XX XXXXX; but the property is physically located in zip code XXXXX and is in XXXXXXX XXXXXX. Please waive. Thank you.

 Reviewer 10/15/2021 02:15 PM; compliance to review

 Reviewer 10/18/2021 08:44 AM; Hello, &#x0D;
The address must be corrected to reflect as note does. &#x0D;
Thank you!

															10/19/2021			A	1	XXXXXXXXXX	FL	I	1	A	A	A	A	N/A	N/A	A	A		Exempt	1
1276907	XXXXXXXXXX	XXXXXXXXXX	6148328	270	XXXXXXXXXX	Valuation	UW Collateral		UW Collateral - UW - Satisfactory 2nd Appraisal Report		Missing 2nd Appraisal Report as required for loans over XXXXXXXXXX.	Documentation has been provided.			10/05/2021			A	1	XXXXXXXXXX	CA	I	1	C	A	A	A	N/A	N/A	C	A		Exempt	1
1276914	XXXXXXXXXX	XXXXXXXXXX	6144599	959	XXXXXXXXXX	Credit	Closing Package		Closing Package - IEADS Initial Escrow Account Disclosure Missing or Incorrect		IEADS Initial Deposit Letter does not match Line G of CD. Letter showing an amount of XXXX.XX and CD lists amount of XXXX.XX.	Information Provided			09/29/2021			A	1	XXXXXXXXXX	VA	I	1	B	A	B	A	N/A	N/A	A	A		Exempt	1
1279464	XXXXXXXXXX	XXXXXXXXXX	6155516	320	XXXXXXXXXX	Credit	UW Assets		UW Assets - UW - Asset Other		Asset statements missing from file.	Asset letter (VOD) from XXX #XXXX dated 8/31/2021 received.			09/27/2021			A	1	XXXXXXXXXX	SC	I	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
1279467	XXXXXXXXXX	XXXXXXXXXX	6155099	875	XXXXXXXXXX	Compliance	Disclosure		Disclosure - Other:		File must contain a borrower signed Business Purpose Affidavit.	Information Provided			09/28/2021			A	1	XXXXXXXXXX	FL	I	1	A	A	A	A	N/A	N/A	A	A		Exempt	1
1279471	XXXXXXXXXX	XXXXXXXXXX	6156382	320	XXXXXXXXXX	Credit	UW Assets	UW Assets - UW - Asset Other	Verification of Deposit was expired. Verification of Deposit from XXX acct ending XXXX reflects an effective date of 09/10/2010. A more recent verification was not provided.	Loan documents in file are acceptable.	Client 10/04/2021 12:48 PM; Please see the page 79 of the package. It verifies the balance of $20,178.3 as of 09/04/21 as well as the EMD. Borrower's name not on it but the account are verified in other documents such as expired VOD, wire confirmation documents provided.

 Reviewer 10/05/2021 01:23 PM; Account documentation needs to identify borrower and be current.

 Reviewer 10/05/2021 01:23 PM; Account documentation needs to identify borrower and be current.

 Client 10/07/2021 10:40 AM; -Despite the fact that VOD’s date is incorrect, it does confirm that our borrower is the owner of the account. Given the fact that the account holder is our borrower, we then can verify available balance on the account via additional documents such as a transaction history and wire confirmation. In conclusion, provided documents present enough evidence to confirm: 1) who the owner is; and 2) what’s the current balance; all the required information we need from an ass

 Reviewer 10/08/2021 08:09 AM; your guideline requires the asset documents to be within 60 day of Note. This document exceed that requirement

 Client 10/12/2021 06:00 PM; The expiration date is counted from the most recent balance update date, not the original asset document. In this case, there is a transaction history and available balance verified as of 09/04/21. So, you need to count expiration from 09/04/21 which is good until the note date.

 Client 10/12/2021 08:07 PM; The XXX checking transaction page lists the account number - XXXX. This info matches the wire transfer detail and the VOD. We can determine this is the same account and for our borrower. Please waive.

 Reviewer 10/13/2021 11:14 AM; documentation provided is duplicate to what was already received,  Document shows no proof of ownership.

 Reviewer 10/14/2021 09:20 AM; Document shows no proof of ownership.

 Reviewer 10/14/2021 09:27 AM; Document shows no proof of ownership.

 Client 10/14/2021 06:29 PM; Please see uw's response: -The VOD already confirms ownership of the account, and the transaction page is an updated information of the account verified by the VOD. Please look at asset documents as a whole not one by one.&#x0D;
&#x0D;
Thank you.

 Reviewer 10/15/2021 01:18 PM; document provided to meet expirations issue does not show ownership

															10/18/2021			A	1	XXXXXXXXXX	GA	I	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
1279474	XXXXXXXXXX	XXXXXXXXXX	6160624	459	XXXXXXXXXX	Compliance	Note		Note - is missing - No Image of Note found in file			Information Provided			10/05/2021			A	1	XXXXXXXXXX	NV	I	1	A	A	A	A	N/A	N/A	A	A		Exempt	1
1279475	XXXXXXXXXX	XXXXXXXXXX	6155936	187	XXXXXXXXXX	Credit	Flood Certificate		Flood Certificate - is missing.		flood cert is missing.	Information Provided			10/04/2021			A	1	XXXXXXXXXX	NV	I	13	C	A	C	A	N/A	N/A	A	A		Exempt	1
1279480	XXXXXXXXXX	XXXXXXXXXX	6156269	434	XXXXXXXXXX	Credit	UW Assets		UW Assets - UW - Shorts Funds for Reserves		No Bank statements or assets in file to cover Reserve Requirements. REQUIRED RESERVES 2472.68*3MO=7418.04. Requesting Bank Statements or assets to cover reserve requirements. (STATED ASSETS XXX XXXXXXX 22,831.56)	RECEIVED			10/04/2021			A	1	XXXXXXXXXX	GA	I	1	A	A	A	A	N/A	N/A	A	A		Exempt	1
1283943	XXXXXXXXXX	XXXXXXXXXX	6173651	72	XXXXXXXXXX	Compliance	Closing Package		Closing Package -		Occupancy is Investment AND loan is a Business Purpose Product then file must contain a borrower signed Business Purpose Affidavit.					10/08/2021		B	2	XXXXXXXXXX	CA	I	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
1283943	XXXXXXXXXX	XXXXXXXXXX	6175403	346	XXXXXXXXXX	Credit	UW Other		UW Other - UW - Complete Purchase Agreement		Complete Purchase Agreement is missing. The file contains only the Purchase Price & Payment Addendum, Financing & Broker Information, and the Change Order Addendum. Please provide the complete purchase agreement.	received			10/08/2021			A	1	XXXXXXXXXX	CA	I	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
1283944	XXXXXXXXXX	XXXXXXXXXX	6173656	72	XXXXXXXXXX	Compliance	Closing Package		Closing Package -		Occupancy is Investment AND loan is a Business Purpose Product then file must contain a borrower signed Business Purpose Affidavit.					10/07/2021		B	2	XXXXXXXXXX	CA	I	1	A	A	A	A	N/A	N/A	A	A		Exempt	1
1283946	XXXXXXXXXX	XXXXXXXXXX	6173658	72	XXXXXXXXXX	Compliance	Closing Package		Closing Package -		Occupancy is Investment AND loan is a Business Purpose Product then file must contain a borrower signed Business Purpose Affidavit.					10/07/2021		B	2	XXXXXXXXXX	CA	I	1	A	B	A	A	N/A	N/A	A	B		Exempt	1
1283948	XXXXXXXXXX	XXXXXXXXXX	6173660	72	XXXXXXXXXX	Compliance	Closing Package		Closing Package -		Occupancy is Investment AND loan is a Business Purpose Product then file must contain a borrower signed Business Purpose Affidavit.	Information Provided			10/11/2021			A	1	XXXXXXXXXX	CA	I	13	A	A	A	A	N/A	N/A	A	A		Exempt	1
1283949	XXXXXXXXXX	XXXXXXXXXX	6173670	72	XXXXXXXXXX	Compliance	Closing Package		Closing Package -		Occupancy is Investment AND loan is a Business Purpose Product then file must contain a borrower signed Business Purpose Affidavit.					10/08/2021		B	2	XXXXXXXXXX	CA	I	1	A	A	A	A	N/A	N/A	A	A		Exempt	1
1283955	XXXXXXXXXX	XXXXXXXXXX	6181378	666	XXXXXXXXXX	Compliance	Sales Contract		Sales Contract - Compliance \ Sales Contract missing		Sales Contract counter reflects a sales price of $X,XXX,XXX. Loan Approval reflects X,XXX,XXX. This will also impact funds to close.	Information Provided		Reviewer 10/12/2021 09:08 AM; Document not provided.	10/13/2021			A	1	XXXXXXXXXX	CA	I	1	A	A	A	A	N/A	N/A	A	A		Exempt	1
1283957	XXXXXXXXXX	XXXXXXXXXX	6172951	187	XXXXXXXXXX	Credit	Flood Certificate		Flood Certificate - is missing.		Flood Certificate is missing.	Information Provided			10/11/2021			A	1	XXXXXXXXXX	FL	I	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
1283967	XXXXXXXXXX	XXXXXXXXXX	6174779	320	XXXXXXXXXX	Credit	UW Assets		UW Assets - UW - Asset Other		No assets have been verified for XXXXX #XXXX with estimated balance of $79,426.00.	Documentation has been provided.			10/09/2021			A	1	XXXXXXXXXX	CA	I	3	A	A	A	A	N/A	N/A	A	A		Exempt	1
1283972	XXXXXXXXXX	XXXXXXXXXX	6171845	875	XXXXXXXXXX	Compliance	Disclosure		Disclosure - Other:		Missing Borrower Signed Business Purpose Affidavit	Document is in the initial file submission.			10/01/2021			A	1	XXXXXXXXXX	NV	I	1	A	A	A	A	N/A	N/A	A	A		Exempt	1
1283990	XXXXXXXXXX	XXXXXXXXXX	6177724	323	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Requirements for Program		File is a DSCR Business Purpose loan. The file is missing a signed Business Purpose Loan Certification form. The document on file is unsigned. Please provide a borrower-signed copy.	Documentation has been provided.			10/11/2021			A	1	XXXXXXXXXX	TX	I	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
1283990	XXXXXXXXXX	XXXXXXXXXX	6177874	387	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Taxes and Insurance documentation		Property Insurance discrepancy. Per the documentation in file, property insurance with XXXXX XXXX (issued 8/23/2021 for period 9/07/21-9/07/22) has a premium of XXXX.XX. Per the Final CD, Initial Escrow, and Payment Letter to borrower, insurance is $XX.XXXX/XXX0yr. If insurance is really XXXXXXX, please provide the newer/revised policy. However, if the insurance is really XXXXXXXXX, please provide the revised closing documentation to correct this.	Documentation has been provided.			10/11/2021			A	1	XXXXXXXXXX	TX	I	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
1288040	XXXXXXXXXX	XXXXXXXXXX	6199381	229	XXXXXXXXXX	Compliance	UW Approval		UW Approval - Signed underwriting approval not in the file:		Missing the XXXXXX internal Conditional Loan Approval form.	Documents provided.			10/19/2021			A	1	XXXXXXXXXX	CA	I	1	A	A	A	A	N/A	N/A	A	A		Exempt	1